UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
EXPENSES:
Voyage expenses, related party	$ 655,431	$ 1,027,211
General and administrative expenses, related party	$ 1,500,000	$ 600,000